Goodwill and Other Intangible Assets (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization expense and projected amortization expense for intangible assets
Amortization of intangibles	$ 11	$ 12	$ 23	$ 24	$ 48	$ 51	$ 48
Expected amortization expense, 2015					47
Expected amortization expense, 2016					47
Expected amortization expense, 2017					44
Expected amortization expense, 2018					37
Expected amortization expense, 2019					$ 29